UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
 (Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
 (Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: January 31

Date of reporting period:  July 31, 2015

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Palmer Square Income Plus Fund

(Ticker: PSYPX)

SEMI-ANNUAL REPORT
July 31, 2015

Palmer Square Income Plus Fund
a series of Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	8
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	13
Expense Example	24

This report and the financial statements contained herein are provided for the general information of the shareholders of the Palmer Square Income Plus Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.palmersquarefunds.com

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2015 (Unaudited)

Principal Amount		Value

	BONDS – 88.2%
	ASSET-BACKED SECURITIES – 88.2%
$2,000,000	Acis CLO Ltd. Series 2014-3A, Class C, 2.778%, 2/1/2026[1,2,3]	$1,918,018
2,000,000	Adams Mill CLO Ltd. Series 2014-1A, Class D1, 3.674%, 7/15/2026[1,2,3]	1,902,766
	Apidos CLO XI
2,000,000	Series 2012-11X, Class D, 4.424%, 1/17/2023[2,3]	2,002,821
5,700,000	Series 2012-11A, Class D, 4.424%, 1/17/2023[1,2,3]	5,708,040
5,000,000	Apidos CLO XIV Series 2013-14A, Class D, 3.674%, 4/15/2025[1,2,3]	4,867,437
5,000,000	Apidos CLO XV Series 2013-15A, Class C, 3.424%, 10/20/2025[1,2,3]	4,797,663
5,020,000	Apidos CLO XX Series 2015-20A, Class A1, 1.839%, 1/16/2027[1,2,3]	5,027,186
6,000,000	Atrium CDO Corp. Series 8A, Class E, 6.294%, 10/23/2022[1,2,3]	6,007,887
6,125,000	Atrium IX Series 9A, Class D, 3.786%, 2/28/2024[1,2,3]	5,995,712
3,000,000	Atrium X Series 10A, Class D, 3.789%, 7/16/2025[1,2,3]	2,935,026
	Atrium XI
1,500,000	Series 11A, Class E, 5.394%, 10/23/2025[1,2,3]	1,384,722
1,000,000	Series 11A, Class F, 6.344%, 10/23/2025[1,2,3]	873,688
	Avalon IV Capital Ltd.
7,750,000	Series 2012-1AR, Class DR, 4.139%, 4/17/2023[1,2,3]	7,756,842
2,000,000	Series 2012-1AR, Class ER, 5.889%, 4/17/2023[1,2,3]	1,986,019
	Babson CLO Ltd.
7,000,000	Series 2012-2A, Class CR, 4.524%, 5/15/2023[1,2,3]	6,947,142
5,000,000	Series 2013-IA, Class D, 3.674%, 4/20/2025[1,2,3]	4,889,448
6,000,000	Series 2014-IA, Class C, 3.737%, 7/20/2025[1,2,3]	5,783,593
6,000,000	Series 2014-3A, Class D1, 3.789%, 1/15/2026[1,2,3]	5,816,629
3,000,000	Series 2014-IIA, Class D, 3.774%, 10/17/2026[1,2,3]	2,929,862
	Battalion CLO V Ltd.
2,000,000	Series 2014-5A, Class C, 3.789%, 4/17/2026[1,2,3]	1,911,493
3,000,000	Series 2014-5A, Class D, 5.039%, 4/17/2026[1,2,3]	2,684,857
3,500,000	Battalion CLO VII Ltd. Series 2014-7A, Class C, 4.074%, 10/17/2026[1,2,3]	3,420,782
5,000,000	Benefit Street Partners CLO V Ltd. Series 2014-VA, Class D, 3.837%, 10/20/2026[1,2,3]	4,806,251
3,000,000	Benefit Street Partners CLO VI Ltd. Series 2015-VIA, Class A2, 2.537%, 4/18/2027[1,2,3]	3,003,651
	Benefit Street Partners CLO VII Ltd.
6,500,000	Series 2015-VIIA, Class C, 3.831%, 7/18/2027[1,2,3]	6,201,861
2,500,000	Series 2015-VIIA, Class D, 5.631%, 7/18/2027[1,2,3]	2,312,602

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2015 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$2,750,000	Birchwood Park CLO Ltd. Series 2014-1A, Class D1, 3.624%, 7/15/2026[1,2,3]	$2,665,245
6,000,000	Blue Hill CLO Ltd. Series 2013-1A, Class D, 3.789%, 1/15/2026[1,2,3]	5,689,022
	BlueMountain CLO Ltd.
2,250,000	Series 2011-1A, Class D, 4.276%, 8/16/2022[1,2,3]	2,259,912
1,500,000	Series 2011-1A, Class E, 6.026%, 8/16/2022[1,2,3]	1,508,802
1,510,000	Series 2012-1A, Class E, 5.787%, 7/20/2023[1,2,3]	1,504,220
2,000,000	Series 2013-2A, Class D, 3.724%, 1/22/2025[1,2,3]	1,958,304
2,060,000	Series 2013-1A, Class D, 4.874%, 5/15/2025[1,2,3]	1,885,537
	Carlyle Global Market Strategies CLO Ltd.
6,250,000	Series 2012-1A, Class DR, 4.025%, 4/20/2022[1,2,3]	6,243,108
4,500,000	Series 2014-3A, Class C1, 3.995%, 7/27/2026[1,2,3]	4,427,177
	Catamaran CLO Ltd.
7,000,000	Series 2013-1A, Class D, 4.045%, 1/27/2025[1,2,3]	6,878,214
4,000,000	Series 2014-1A, Class C, 3.424%, 4/20/2026[1,2,3]	3,782,617
3,000,000	Series 2014-2A, Class C, 3.674%, 10/18/2026[1,2,3]	2,882,148
500,000	Series 2015-1A, Class E, 5.407%, 4/22/2027[1,2,3]	457,464
4,510,000	Cent CLO 17 Series 2013-17A, Class D, 6.174%, 1/30/2025[1,2,3]	4,450,325
14,500,000	Cent CLO 21 Ltd. Series 2014-21A, Class A1B, 1.685%, 7/27/2026[1,2,3]	14,422,425
	Cent CLO 22 Ltd.
5,000,000	Series 2014-22A, Class C, 4.026%, 11/7/2026[1,2,3]	4,858,379
1,500,000	Series 2014-22A, Class E, 6.574%, 11/7/2026[1,2,3]	1,321,643
	CIFC Funding Ltd.
2,500,000	Series 2011-1A, Class C, 3.387%, 1/19/2023[1,2,3]	2,490,877
2,000,000	Series 2012-1AR, Class B2R, 6.525%, 8/14/2024[1,3]	1,997,555
12,500,000	Series 2012-2A, Class B1R, 3.929%, 12/5/2024[1,2,3]	12,399,610
2,750,000	Dryden 30 Senior Loan Fund Series 2013-30A, Class D, 3.474%, 11/15/2025[1,2,3]	2,628,742
500,000	Dryden 37 Senior Loan Fund Series 2015-37A, Class F, 6.689%, 4/15/2027[1,2,3]	440,587
3,800,000	Dryden XXII Senior Loan Fund Series 2011-22A, Class CR, 4.289%, 1/15/2022[1,2,3]	3,823,072
	Dryden XXIII Senior Loan Fund
8,325,000	Series 2012-23RA, Class CR, 4.189%, 7/17/2023[1,2,3]	8,335,055
2,520,000	Series 2012-23RA, Class DR, 6.289%, 7/17/2023[1,2,3]	2,522,257
1,750,000	Series 2012-23RA, Class ER, 7.289%, 7/17/2023[1,2,3]	1,738,506
	Dryden XXIV Senior Loan Fund
7,000,000	Series 2012-24RA, Class ER, 6.224%, 11/15/2023[1,2,3]	7,007,505
1,000,000	Series 2012-24RA, Class FR, 8.174%, 11/15/2023[1,2,3]	992,386
	Flatiron CLO Ltd.
14,500,000	Series 2011-1A, Class D, 3.889%, 1/15/2023[1,2,3]	14,581,934

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2015 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	Flatiron CLO Ltd. (Continued)
$2,250,000	Series 2012-1A, Class D, 5.777%, 10/25/2024[1,2,3]	$2,199,929
6,000,000	Series 2013-1A, Class C, 3.774%, 1/17/2026[1,2,3]	5,857,844
4,000,000	Series 2014-1A, Class C, 3.589%, 7/17/2026[1,2,3]	3,790,098
2,000,000	Series 2014-1A, Class D, 5.289%, 7/17/2026[1,2,3]	1,804,229
2,000,000	Fraser Sullivan CLO VII Ltd. Series 2012-7A, Class CR, 3.737%, 4/20/2023[1,2,3]	1,999,175
8,000,000	Gramercy Park CLO Ltd. Series 2012-1AR, Class DR, 5.789%, 7/17/2023[1,3]	7,969,066
	Greywolf CLO II Ltd.
4,700,000	Series 2013-1A, Class C, 4.119%, 4/15/2025[1,2,3]	4,653,859
500,000	Series 2013-1A, Class D, 4.989%, 4/15/2025[1,2,3]	456,368
	Greywolf CLO III Ltd.
3,000,000	Series 2014-1A, Class A2, 2.224%, 4/22/2026[1,2,3]	2,974,616
6,500,000	Series 2014-1A, Class C, 3.774%, 4/22/2026[1,2,3]	6,275,654
2,100,000	Series 2014-1A, Class D, 5.274%, 4/22/2026[1,2,3]	1,923,617
1,000,000	Series 2014-1A, Class E, 5.924%, 4/22/2026[1,2,3]	844,008
	ING IM CLO Ltd.
2,000,000	Series 2012-1RA, Class CR, 3.986%, 3/14/2022[1,2,3]	1,997,641
7,500,000	Series 2013-2A, Class A1, 1.445%, 4/25/2025[1,2,3]	7,447,672
	Jamestown CLO I Ltd.
1,810,000	Series 2012-1A, Class C, 4.279%, 11/5/2024[1,2,3]	1,798,785
2,860,000	Series 2012-1A, Class D, 5.779%, 11/5/2024[1,2,3]	2,778,263
1,000,000	Jamestown CLO II Ltd. Series 2013-2A, Class D, 6.045%, 1/22/2025[1,2,3]	971,056
5,000,000	Jamestown CLO VII Ltd. Series 2015-7A, Class C, 3.575%, 7/25/2027[1,2,3]	4,772,500
2,950,000	Madison Park Funding VIII Ltd. Series 2012-8AR, Class BR, 2.495%, 4/22/2022[1,3]	2,952,416
2,750,000	Madison Park Funding X Ltd. Series 2012-10A, Class E, 5.537%, 1/20/2025[1,2,3]	2,739,789
5,000,000	Madison Park Funding XIV Ltd. Series 2014-14A, Class D, 3.788%, 7/20/2026[1,2,3]	4,910,947
	Marine Park CLO Ltd.
7,500,000	Series 2012-1A, Class CR, 3.832%, 10/12/2023[1,2,3]	7,501,602
3,000,000	Series 2012-1A, Class DR, 5.732%, 10/12/2023[1,2,3]	2,999,909
3,250,000	Mountain View CLO II Ltd. Series 2006-2A, Class B, 0.686%, 1/12/2021[1,2,3]	3,154,447
	Mountain View CLO Ltd.
8,300,000	Series 2013-1A, Class D, 3.586%, 4/12/2024[1,2,3]	7,810,184
3,000,000	Series 2014-1A, Class D, 4.026%, 10/15/2026[1,3]	2,875,327
1,000,000	Series 2014-1A, Class E, 5.606%, 10/15/2026[1,3]	905,383
6,250,000	Series 2015-9A, Class D, 5.629%, 7/15/2027[1,2,3]	5,640,236
2,500,000	Series 2015-10A, Class E, 0.000%, 10/13/2027[1,2,3]	2,194,250

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2015 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
$3,000,000	Mountain View Funding CLO Ltd. Series 2006-1A, Class E, 4.689%, 4/15/2019[1,2,3]	$2,978,680
5,000,000	Neuberger Berman CLO XII Ltd. Series 2012-12AR, Class ER, 6.545%, 7/25/2023[1,3]	5,024,683
	Neuberger Berman CLO XV
2,000,000	Series 2013-15A, Class D, 3.539%, 10/15/2025[1,2,3]	1,901,985
1,500,000	Series 2013-15A, Class E, 4.889%, 10/15/2025[1,2,3]	1,353,685
500,000	Neuberger Berman CLO XVI Ltd. Series 2014-16A, Class D, 3.639%, 4/15/2026[1,2,3]	474,466
2,000,000	Neuberger Berman CLO XVII Ltd. Series 2014-17A, Class D, 3.829%, 8/4/2025[1,2,3]	1,911,176
3,500,000	OHA Loan Funding Ltd. Series 2013-1A, Class D, 3.774%, 7/23/2025[1,2,3]	3,451,834
1,500,000	OZLM Funding III Ltd. Series 2013-3A, Class D, 5.174%, 1/22/2025[1,2,3]	1,402,428
1,750,000	OZLM Funding IV Ltd. Series 2013-4A, Class C, 3.776%, 7/22/2025[1,2,3]	1,671,183
3,000,000	OZLM Funding Ltd. Series 2012-2A, Class C, 4.524%, 10/30/2023[1,2,3]	3,011,399
3,500,000	OZLM Funding V Ltd. Series 2013-5A, Class C, 3.789%, 1/17/2026[1,2,3]	3,396,996
5,000,000	OZLM VI Ltd. Series 2014-6A, Class C, 3.789%, 4/17/2026[1,2,3]	4,800,555
3,000,000	OZLM VII Ltd. Series 2014-7A, Class C, 3.889%, 7/17/2026[1,2,3]	2,893,537
	OZLM VIII Ltd.
5,000,000	Series 2014-8A, Class A1A, 1.614%, 10/17/2026[1,2,3]	4,997,389
2,000,000	Series 2014-8A, Class D, 5.124%, 10/17/2026[1,2,3]	1,836,303
5,000,000	Race Point V CLO Ltd. Series 2011-5AR, Class ER, 6.286%, 12/15/2022[1,2,3]	5,069,134
3,000,000	Seneca Park CLO Ltd. Series 2014-1A, Class D, 3.674%, 7/17/2026[1,2,3]	2,921,178
1,650,000	Symphony CLO VII Ltd. Series 2011-7A, Class D, 3.494%, 7/28/2021[1,2,3]	1,652,409
	TICP CLO I Ltd.
3,000,000	Series 2014-1A, Class C, 3.595%, 4/26/2026[1,2,3]	2,830,650
1,750,000	Series 2014-1A, Class D, 4.795%, 4/26/2026[1,2,3]	1,530,365
4,000,000	TICP CLO II Ltd. Series 2014-2A, Class C, 3.587%, 7/20/2026[1,2,3]	3,767,055
4,500,000	TICP CLO III Ltd. Series 2014-3A, Class E1, 5.724%, 1/20/2027[1,2,3]	4,152,298
	Voya CLO Ltd.
7,250,000	Series 2012-3AR, Class ER, 6.289%, 10/15/2022[1,3]	7,258,577
4,000,000	Series 2014-2A, Class C, 3.474%, 7/17/2026[1,2,3]	3,838,613

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2015 (Unaudited)

Principal Amount		Value

	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
	West CLO Ltd.
$3,550,000	Series 2012-1A, Class D, 6.778%, 10/30/2023[1,2,3]	$3,540,803
5,500,000	Series 2013-1A, Class D, 5.176%, 11/7/2025[1,2,3]	4,937,135
2,000,000	Series 2014-1A, Class C, 3.624%, 7/18/2026[1,2,3]	1,896,088
		418,724,100
	TOTAL BONDS (Cost $417,271,756)	418,724,100

	TOTAL INVESTMENTS – 88.2% (Cost $417,271,756)	418,724,100
	Other Assets in Excess of Liabilities – 11.8%	56,151,481

	TOTAL NET ASSETS – 100.0%	$474,875,581

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $416,721,279.
[2]	Callable.
[3]	Variable, floating or step rate security.

See accompanying Notes to Financial Statements.

Palmer Square Income Plus Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2015 (Unaudited)

SWAP CONTRACTS
TOTAL RETURN SWAP CONTRACTS

Counterparty/ Reference Entity	Notional Amount(a)	Pay/Receive Total Return Reference Entity	Financing Rate	Termination Date	Premium aid (Received)	Unrealized Appreciation/ (Depreciation)
The Bank of Nova Scotia
Loan Funding I, Ltd. - OTC(b)	$55,390,804	Receive	1-Month USD-LIBOR- ICE + 0.90%	8/2/16	$-	$(146,869)

TOTAL TOTAL RETURN SWAP CONTRACTS					$-	$(146,869)

(a)	The notional amount of a total return swap contract is the reference amount pursuant to which the counterparties make payments and is not a measure of the maximum risk of loss.
(b)	Loan Funding I, Ltd. consists of a portfolio of BBB to B- rated bank loans.

See accompanying Notes to Financial Statements.

Palmer Square Income Plus Fund
SUMMARY OF INVESTMENTS
As of July 31, 2015 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Asset-Backed Securities	88.2%
Total Investments	88.2%
Other Assets in Excess of Liabilities	11.8%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Palmer Square Income Plus Fund
STATEMENT OF ASSETS AND LIABILITIES
As of July 31, 3015 (Unaudited)

Assets:
Investments, at value (cost $417,271,756)	$418,724,100
Cash	45,064,387
Cash held by broker	16,592,135
Receivables:
Fund shares sold	663,332
Interest	1,269,543
Prepaid expenses	34,137
Total assets	482,347,634

Liabilities:
Payables:
Unrealized depreciation on open swap contracts	146,869
Investment securities purchased	6,966,750
Fund shares redeemed	46,541
Advisory fees	216,787
Shareholder servicing fees (Note 6)	22,074
Fund administration fees	26,322
Fund accounting fees	11,990
Auditing fees	9,076
Transfer agent fees and expenses	8,139
Chief Compliance Officer fees	941
Trustees' fees and expenses	627
Custody fees	576
Accrued other expenses	15,361
Total liabilities	7,472,053

Net Assets	$474,875,581

See accompanying Notes to Financial Statements.

Palmer Square Income Plus Fund
STATEMENT OF ASSETS AND LIABILITIES – Continued
As of July 31, 3015 (Unaudited)

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$471,615,631
Accumulated net investment income	1,081,069
Accumulated net realized gain on investments, purchased options contracts,
securities sold short, written options contracts and swap contracts	873,406
Net unrealized appreciation (depreciation) on:
Investments	1,452,344
Swap contracts	(146,869)
Net Assets	$474,875,581

Maximum Offering Price per Share:
Net assets applicable to shares outstanding	$474,875,581
Shares of beneficial interest issued and outstanding	47,189,088
Offering and redemption price per share	$10.06

See accompanying Notes to Financial Statements.

Palmer Square Income Plus Fund
STATEMENT OF OPERATIONS
For the Six Months Ended July 31, 2015 (Unaudited)

Investment Income:
Interest	$8,803,989
Total investment income	8,803,989

Expenses:
Advisory fees	1,151,601
Fund administration fees	118,911
Fund accounting fees	94,007
Shareholder servicing fees (Note 6)	88,573
Legal fees	26,718
Registration fees	25,000
Miscellaneous	23,436
Custody fees	21,786
Transfer agent fees and expenses	18,368
Dividends on securities sold short	13,252
Auditing fees	9,077
Shareholder reporting fees	6,043
Chief Compliance Officer fees	4,503
Trustees' fees and expenses	3,787
Offering costs	2,681
Brokerage expense	2,631
Insurance fees	548
Total expenses	1,610,922
Advisory fees waived	(24,674)
Net expenses	1,586,248
Net investment income	7,217,741

Realized and Unrealized Gain (Loss) on Investments, Purchased Options Contracts, Securities Sold Short, Written Options Contracts and Swap Contracts:
Net realized gain (loss) on:
Investments	537,404
Purchased options contracts	(11,751)
Securities sold short	15,538
Written options contracts	10,945
Swap contracts	572,761
Net realized gain	1,124,897
Net change in unrealized appreciation/depreciation on:
Investments	6,190,954
Purchased options contracts	6,278
Securities sold short	68,156
Written options contracts	8,556
Swap contracts	(119,933)
Net change in unrealized appreciation/depreciation	6,154,011
Net realized and unrealized gain on investments, purchased options contracts, securities sold short,
written options contracts and swap contracts	7,278,908
Net Increase in Net Assets from Operations	$14,496,649

See accompanying Notes to Financial Statements.

Palmer Square Income Plus Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended July 31, 2015 (Unaudited)	For the Period February 28, 2014* through January 31, 2015
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$7,217,741	$9,440,276
Net realized gain (loss) on investments, purchased options contracts, securities sold short,
written options contracts, swap contracts and swaptions contracts	1,124,897	(241,834)
Net change in unrealized appreciation/depreciation on investments, purchased options contracts,
securities sold short, written options contracts, swap contracts and swaptions contracts	6,154,011	(5,856,600)
Net increase in net assets resulting from operations	14,496,649	3,341,842

Distributions to Shareholders:
From net investment income	(7,324,350)	(8,301,951)
Total distributions to shareholders	(7,324,350)	(8,301,951)

Capital Transactions:
Net proceeds from shares sold	148,158,509	323,796,744
Capital issued in connection with reorganization of private fund (Note 1)	−	94,313,788
Reinvestment of distributions	6,731,792	8,050,738
Cost of shares redeemed[1]	(63,845,128)	(44,543,052)
Net increase in net assets from capital transactions	91,045,173	381,618,218

Total increase in net assets	98,217,472	376,658,109

Net Assets:
Beginning of period	376,658,109	−
End of period	$474,875,581	$376,658,109

Accumulated net investment income	$1,081,069	$1,187,678

Capital Share Transactions:
Shares sold	14,694,596	32,426,010
Shares issued in connection with reorganization of private fund (Note 1)	−	9,428,446
Shares reinvested	670,885	811,832
Shares redeemed	(6,346,226)	(4,496,455)

Net increase in capital share transactions	9,019,255	38,169,833

*	Commencement of operations.
[1]	Net of redemption fee proceeds of $10,375 and $28,909, respectively.

See accompanying Notes to Financial Statements.

Palmer Square Income Plus Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended July 31, 2015 (Unaudited)		For the Period February 28, 2014* through January 31, 2015
Net asset value, beginning of period	$9.87		$10.00
Income from Investment Operations:
Net investment income[1]	0.17		0.31
Net realized and unrealized gain (loss) on investments	0.19		(0.19)
Total from investment operations	0.36		0.12
Less Distributions:
From net investment income	(0.17)		(0.25)
Total distributions	(0.17)		(0.25)

Redemption fee proceeds[1]	−	[2]	−	[2]

Net asset value, end of period	$10.06		$9.87

Total return[5]	3.69%	[3]	1.25%	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$474,876		$376,658

Ratio of expenses to average net assets (including brokerage expense):
Before fees waived and expenses absorbed	0.77%	[4]	0.76%	[4]
After fees waived and expenses absorbed	0.76%	[4]	0.75%	[4]

Ratio of net investment income to average net assets (including brokerage expense):
Before fees waived and expenses absorbed	3.44%	[4]	3.38%	[4]
After fees waived and expenses absorbed	3.45%	[4]	3.39%	[4]

Portfolio turnover rate	22%	[3]	14%	[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Not annualized.
[4]	Annualized.
[5]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See accompanying Notes to Financial Statements.

Palmer Square Income Plus Fund
NOTES TO FINANCIAL STATEMENTS
July 31, 2015 (Unaudited)

Note 1 – Organization
Palmer Square Income Plus Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to seek income and capital appreciation.  The Fund commenced investment operations on February 28, 2014.

The Fund commenced operations on February 28, 2014, prior to which its only activity was the receipt of a $2,500 investment from principals of the Fund’s advisor and a $94,313,788 transfer of shares of the Fund in exchange for the net assets of the Palmer Square Opportunistic Investment Grade Plus Trust (“Private Fund I”) and Palmer Square Investment Grade Plus Trust (“Private Fund II”), each a Delaware statutory trust (each a “Private Fund” collectively, the “Private Funds”).  This exchange was nontaxable, whereby the Fund issued 9,428,446 shares for the net assets of the Private Funds on February 28, 2014. Assets with a fair market value of $94,313,788 consisting of cash, interest receivable and securities of the Private Funds with a fair value of $92,629,439 (identified cost of investments transferred $91,621,375) were the primary assets received by the Fund.  For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Private Funds was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Palmer Square Income Plus Fund
NOTES TO FINANCIAL STATEMENTS - Continued
July 31, 2015 (Unaudited)

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations.  Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

The Fund incurred offering costs of approximately $34,953, which were amortized over a one-year period from February 28, 2014 (commencement of operations).

(c) Asset-Backed Securities
Asset-backed securities include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support.  In addition, asset-backed securities are not backed by any governmental agency.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(d) Short Sales
Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense.  Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

Palmer Square Income Plus Fund
NOTES TO FINANCIAL STATEMENTS - Continued
July 31, 2015 (Unaudited)

(e) Swap Agreements and Swaptions
The Fund may enter into credit default swap agreements for investment purposes.  A credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Fund. The Fund may be either the buyer or seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a seller, the Fund would generally receive an upfront payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full face amount of deliverable obligations of the reference obligations that may have little or no value.  The notional value will be used to segregate liquid assets for selling protection on credit default swaps.  If the Fund were a buyer and no credit event occurs, the Fund would recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference obligation that may have little or no value.  The use of swap agreements by the Fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of the debt of a particular issuer or basket of issuers, in which case the Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to the Fund in the event of a default. The purchase of credit default swaps involves costs, which will reduce the Fund's return.

The Fund may enter into total return swap contracts for investment purposes.  Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets.  Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market, including in cases in which there may be disadvantages associated with direct ownership of a particular security. In a typical total return equity swap, payments made by the Fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index).  That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate.  By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks.  Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

An option on a swap agreement, or a “swaption,” is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. In return, the purchaser pays a “premium” to the seller of the contract. The seller of the contract receives the premium and bears the risk of unfavorable changes on the underlying swap. The Fund may write (sell) and purchase put and call swaptions. The Fund may also enter into swaptions on either an asset-based or liability-based basis, depending on whether the Fund is hedging its assets or its liabilities. The Fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The Fund may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its holdings, as a duration management technique, to protect against an increase in the price of securities the Fund anticipates purchasing at a later date, or for any other purposes, such as for speculation to increase returns. Swaptions are generally subject to the same risks involved in the Fund’s use of options.

Palmer Square Income Plus Fund
NOTES TO FINANCIAL STATEMENTS - Continued
July 31, 2015 (Unaudited)

Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

The Fund did not enter into any transactions in written swaptions contracts for the six months ended July 31, 2015.

(f) Options Contracts
The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from options premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contract.

Transactions in written options contracts for the six months ended July 31, 2015 were as follows:

	Number of Contracts	Premium Amount
Outstanding at January 31, 2015	400	$10,944
Options written	-	-
Options closed	-	-
Options expired	(400)	(10,944)
Options exercised	-	-
Outstanding at July 31, 2015	-	$-

(g) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Palmer Square Income Plus Fund
NOTES TO FINANCIAL STATEMENTS - Continued
July 31, 2015 (Unaudited)

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination.  A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open period February 28, 2014 (commencement of operations) through January 31, 2015 and as of and during the six months ended July 31, 2015, the Fund did not have a liability for any unrecognized tax benefits.  The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(h) Distributions to Shareholders
The Fund will make distributions of net investment income quarterly and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Palmer Square Capital Management LLC (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.55% of the Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.75% of the Fund's average daily net assets. This agreement is in effect until May 31, 2016, and may be terminated before that date only by the Trust’s Board of Trustees.

For six months ended July 31, 2015, the Advisor waived advisory fees totaling $24,674. The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived.  The Advisor is permitted to seek reimbursement from the Fund for a period of three fiscal years following the fiscal year in which such reimbursements occurred.  The Advisor may recapture all or a portion of the following amounts no later than January 31, of the years stated below:

Palmer Square Income Plus Fund
NOTES TO FINANCIAL STATEMENTS - Continued
July 31, 2015 (Unaudited)

2018	$9,447
2019	24,674
Total	$34,121

IMST Distributors, LLC (“Distributor”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. Effective August 31, 2015, UMB Bank, n.a., an affiliate of UMBFS, will serve as the Fund’s custodian. Prior to August 31, 2015, JP Morgan Chase Bank, N.A. served as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC.  The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the six months ended July 31, 2015, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Effective October 1, 2014, Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. Prior to October 2014, Cipperman & Co. provided CCO services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended July 31, 2015, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At July 31, 2015, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investments	$417,275,168

Gross unrealized appreciation	$2,777,301
Gross unrealized depreciation	(1,328,369)

Net unrealized appreciation on investments	$1,448,932

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of January 31, 2015, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$1,160,742
Undistributed long-term capital gains	-
Tax accumulated earnings	1,160,742

Accumulated capital and other losses	(248,079)
Unrealized depreciation on investments	(4,748,300)
Unrealized depreciation on securities sold short and written options	(76,712)
Total accumulated deficit	$(3,912,349)

Palmer Square Income Plus Fund
NOTES TO FINANCIAL STATEMENTS - Continued
July 31, 2015 (Unaudited)

The tax character of distributions paid during the period February 28, 2014 (commencement of operations) through January 31, 2015 was as follows:

Distribution paid from:	2015
Ordinary income	$8,301,951
Long-term capital gains	-
Total distributions paid	$8,301,951

As of January 31, 2015, the Fund had a short-term capital loss carryover of $211,435 and a long-term capital loss carryforward of $36,644. To the extent that the Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Note 5 – Investment Transactions
For the six months ended July 31, 2015, purchases and sales of investments, excluding short-term investments, options contracts and swap contracts were $149,117,320 and $84,420,915 respectively. Securities sold short and short securities covered were $0 and $2,394,106, respectively, for the same period.

Note 6 – Shareholder Servicing Plan
The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.  The Shareholder Service Plan was effective July 1, 2014.

For the six months ended July 31, 2015, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 7 – Redemption Fee
The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 180 days of purchase.  Prior to March 14, 2014, the Fund imposed a redemption fee of 2.00% of the total redemption amount within 90 days of purchase and a redemption fee of 1.00% within 91 to 180 days of purchase.  For the six months ended July 31, 2015, the Fund received $10,375 in redemption fees.

Note 8 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Palmer Square Income Plus Fund
NOTES TO FINANCIAL STATEMENTS - Continued
July 31, 2015 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of July 31, 2015, in valuing the Fund’s assets carried at fair value:

	Level 1*	Level 2	Level 3*	Total
Assets
Investments
Bonds**	$-	$418,724,100	$-	$418,724,100
Total Assets	$-	$418,724,100	$-	$418,724,100
Liabilities
Other Financial Instruments***
Total Return Swap Contracts	$-	$146,869	$-	$146,869
Total Liabilities	$-	$146,869	$-	$146,869

*	The Fund did not hold any Level 1 or Level 3 securities at period end.
**	All bonds held in the Fund are Level 2 securities. For a detailed break-out by major sector classification, please refer to the Schedule of Investments.
***
Other financial instruments are derivative instruments, such as futures contracts, forward contracts, swaptions contracts and swap contracts.  Futures contracts, forward contracts, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Transfers are recognized at the end of the reporting period.  There were no transfers at period end.

Palmer Square Income Plus Fund
NOTES TO FINANCIAL STATEMENTS - Continued
July 31, 2015 (Unaudited)

Note 10 – Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows.

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below.  The fair values of derivative instruments as of July 31, 2015 by risk category are as follows:

	Derivatives not designated as hedging instruments
	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Liabilities
Unrealized depreciation on open swap contracts	$-	$-	$-	$146,869	$146,869
	$-	$-	$-	$146,869	$146,869

The effects of derivative instruments on the Statement of Operations for the six months ended July 31, 2015 are as follows:

	Derivatives not designated as hedging instruments
	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Realized Gain (Loss) on Derivatives
Purchased options contracts	$-	$(11,751)	$-	$-	$(11,751)
Written options contracts	-	10,945	-	-	10,945
Swap contracts	12,236	-	-	560,525	572,761
	$12,236	$(806)	$-	$560,525	$571,955
Net Change in Unrealized Appreciation/Depreciation on Derivatives
Purchased options contracts	$-	$6,278	$-	$-	$6,278
Written options contracts	-	8,556	-	-	8,556
Swap contracts	26,936	-	-	(146,869)	(119,933)
	$26,936	$14,834	$-	$(146,869)	$(105,099)

The notional amount and the number of contracts are included on the Schedule of Investments.  The quarterly average volumes of derivative instruments as of July 31, 2015 are as follows:

Palmer Square Income Plus Fund
NOTES TO FINANCIAL STATEMENTS - Continued
July 31, 2015 (Unaudited)

Derivatives not designated as hedging instruments
Credit contracts	Swap contracts	Notional amount	$2,826,667
Interest rate contracts	Purchased options contracts	Number of contracts	67
	Written options contracts	Number of contracts	(133)
	Swap contracts	Notional amount	$36,164,401

Note 11 - Disclosures about Offsetting Assets and Liabilities
Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

A Fund may mitigate credit risk with respect to OTC derivative counterparties through credit support annexes included with International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Fund and each of its counterparties. These agreements may allow the Fund and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

The Fund’s Statement of Assets and Liabilities presents financial instruments on a gross basis, therefore there are no net amounts and no offset amounts within the Statement of Assets and Liabilities to present below.  Gross amounts of the financial instruments, amounts related to financial instruments/cash collateral not offset in the Statement of Assets and Liabilities and net amounts are presented below:

			Amounts Not Offset in Statement of Assets and Liabilities
Description/Financial Instrument/Statement of Assets and Liabilities Category	Counterparty	Gross Amounts Presented in Statement of Assets and Liabilities	Financial Instruments*	Cash Collateral**	Net Amount
Unrealized depreciation on open swap contracts – liability payable	The Bank of Nova Scotia	$146,869	$-	$(146,869)	$-

*
Amounts relate to master netting agreements and collateral agreements (for example, ISDA) which have been determined by the Fund to be legally enforceable in the event of default and where certain other criteria are met in accordance with applicable offsetting accounting guidance.

**
Amounts relate to master netting agreements and collateral agreements which have been determined by the Fund to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the Statement of Assets and Liabilities.  Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

Palmer Square Income Plus Fund
NOTES TO FINANCIAL STATEMENTS - Continued
July 31, 2015 (Unaudited)

Note 12 – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures
Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures requires an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 13 – Events Subsequent to Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Palmer Square Income Plus Fund
EXPENSE EXAMPLE
For the Six Months Ended July 31, 2015 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2015 to July 31, 2015.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	2/1/15	7/31/15	2/1/15 – 7/31/15
Actual Performance*	$1,000.00	$1,036.90	$3.83
Hypothetical (5% annual return before expenses)	1,000.00	1,021.04	3.80

*	Expenses are equal to the Fund’s annualized expense ratios of 0.76%, multiplied by the average account values over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Palmer Square Income Plus Fund
a series of Investment Managers Series Trust

Investment Advisor
Palmer Square Capital Management LLC
2000 Shawnee Mission Parkway, Suite 300
Mission Woods, Kansas 66205

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri  64106

 Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Palmer Square Income Plus Fund	PSYPX	46141P 388

Privacy Principles of the Palmer Square Income Plus Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Palmer Square Income Plus Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (866) 933-9033, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (866) 933-9033, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund at (866) 933-9033.  The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Palmer Square Income Plus Fund
 P.O. Box 2175
Milwaukee, WI 53201
Toll Free:  (866) 933-9033

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(b)	(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(c)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	10/8/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	10/8/2015

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	10/8/2015